Fair Value Measurements - Schedule of Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Level 1 [Member]
Assets:
Cash and United States Treasury Bills held in Trust Account	$ 178,185,780	$ 175,137,749
Level 3 [Member]
Liabilities
Over-allotment option liability